Income Taxes (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	10.00%
Percentage Of Surtax Rate	10.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	17.00%	17.00%	17.00%
Income Tax Exemption Per Basic and Diluted Earnings Share	$ 0.01	$ 0.01	$ 0.01
Undistributed Earnings of Foreign Subsidiaries	$ 626,613
Deferred Tax Assets, Valuation Allowance	40,966	38,347	44,995	44,825
Percentage Of Income Tax Payable	50.00%
Percentage Of Research and Development Expenditure For Current Year On Investment Tax Credit	15.00%
Cap Percentage Of Income Tax Payable For Current Year	30.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	788	483
Combined Tax Rate	23.85%	23.85%	23.85%
Tax Exemption From Income	2,843	2,392	2,921
Income Tax Expense (Benefit)	21,591	19,476	15,748
Investment Tax Credit	4,525	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	110	0	0
Himax Media Solution, Inc [Member]
Income Tax [Line Items]
Income Tax Expense (Benefit)	1,221	143
Except For Himax Taiwan, Himax Semiconductor, Himax Korea, Himax Japan, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 40,966	$ 38,347